OTHER CONTINGENT LIABILITY (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2019	May 31, 2020	Feb. 29, 2020	Feb. 28, 2019
Development expense			$ 231,791	$ 861,581
Licensing Agreement [Member]
Common stock issuable	40,000	2,700,000	2,700,000
Payment as compensation	$ 150,000
Fair value of stock issuable		$ 172,260	$ 172,260
Paytment period	Monthly
Stock options description			The 500,000 stock options to the owner of CybEye were approved and granted for the year ended February 29, 2020. The Company has not issued the 2,500,000 shares and 200,000 shares agreed to be issued to CybEye, and has not approved the granting of the 200,000 stock options to the 2 technicians as described above.
CybEye [Member]
Stock options			500,000
Fair value of stock options			$ 9,530
Development expense			$ 9,531
Share price			$ 0.068
Exercise price			$ 12.00
Expected life of the option			7 years
Volatility			15000.00%
Interest rate			161.00%
CybEye [Member] | Strategic Development Agreement [Member]
Common stock issuable	2,500,000
licensing agreement description	License to certain technologies for 20 years, expiring on September 30, 2029.
Description of shares sell and dispose	CybEye may sell and dispose any or all of the 2,500,000 shares at any time at a per share price of no less than $5.00. In the event that the Company issues and sells its common stock in a public offering facilitated by a broker-dealer or investment bank at a price less than $4.00 per share (the “Better Price”) within the following twelve (12) months from the agreement date, the Company agreed to grant CybEye options to purchase a number of shares of the Company’s common stock which is calculated by multiplying the difference of $4.00 and the Better Price by 2,500,000, then dividing the product by the Better Price, at an exercise price equaling to the Better Price.